Inventory and Property (Details)	9 Months Ended
	Sep. 30, 2015 USD ($) shares	Sep. 30, 2015 OMR	Jul. 31, 2015 m²
Inventory And Property (Textual)
Land Available for Development	$ 718,614,000
Inventory held for sale	490,813,363
Investment in real estate	$ 227,800,637
Area of land | m²			1,000,000
Share issued during period for acquisitions | shares	663,750
Land rights valuations	$ 718,614,000	OMR 276,666,667
Inventory and land description	Calculated the percentage (x) by dividing (y) the area of the land LLC presently plans definitively to sell, by (z) the total area of land constituting the Omagine Site, and then multiplying that percentage (x) by $718,614,000 to get the number (N) for inventory. The amount to be allocated to land was then calculated by subtracting N from $718,614,000. Using its detailed internal financial model, management calculated (x) to be equal to 68.3%, thereby making the inventory number $490,813,363 and the land number $227,800,637.